Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Sep. 30, 2025	Dec. 31, 2024
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,427,376	$ 1,437,653
Allowance for credit losses	(39,686)	(35,664)
Accounts receivable net	1,387,690	1,401,989
Unbilled services (unbilled revenue)	1,258,706	1,286,274
Accounts receivable and unbilled revenue, net	$ 2,646,396	$ 2,688,263